INCOME AND MINING TAXES - Temporary differences and unused tax losses (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
INCOME AND MINING TAXES
Taxable temporary difference not recognized as deferred income tax	$ 433,500	$ 962,000
Other deductible temporary differences
INCOME AND MINING TAXES
Unrecognized deductible temporary differences and unused tax losses	$ 1,485,481	$ 1,012,924